Capital Management (Tables)	12 Months Ended
Dec. 31, 2018
Capital Management [Abstract]
Schedule of Capital Management
The Company’s capital structure is comprised of shareholders’ equity, long-term debt and adjusted working capital. The balance of each of these items is as follows:

($ millions)	2018	2017
Long-term debt	4,276.7	4,111.0
Adjusted working capital deficiency (1)	208.2	133.3
Unrealized foreign exchange on translation of US dollar long-term debt	(473.6)	(219.4)
Net debt	4,011.3	4,024.9
Shareholders’ equity	6,612.8	9,162.9
Total capitalization	10,624.1	13,187.8

(1)
Adjusted working capital deficiency is calculated as accounts payable and accrued liabilities, dividends payable and long-term compensation liability, less cash, accounts receivable, prepaids and deposits and long-term investments.

Schedule of Cash Flows from Operating Activities to Adjusted Funds
The following table reconciles cash flow from operating activities to adjusted funds flow from operations for the years ended December 31, 2018 and December 31, 2017:

($ millions)	2018	2017
Cash flow from operating activities	1,748.0	1,718.7
Changes in non-cash working capital	(37.2)	(18.7)
Transaction costs	5.1	3.7
Decommissioning expenditures	25.3	25.1
Adjusted funds flow from operations	1,741.2	1,728.8